PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses Details
Market Registration Fees	$ 7,685	$ 6,001
Deposit with ANX	70,029
Prepaid Consulting Fees	26,025
Prepaid Management Fees (Note 13(a)(i))	55,573
Total Prepaid Expenses	$ 159,312	$ 6,001